Other Assets	12 Months Ended
Dec. 31, 2023
Other Assets [Abstract]
Other Assets
17.	Other Assets:

As of December 31, 2023 and 2022, other assets are detailed as follows:

	2023	2022
	MCh$	MCh$
Cash collateral provided for derivative financial transactions	324,899	314,301
Debtors from brokerage of financial instruments	254,360	128,286
Accounts receivable from the General Treasury of the Republic and other fiscal organizations	229,682	59,304
Assets to be leased out as lessor (*)	157,980	94,925
Accounts receivable from third parties	99,416	131,608
Prepaid expenses	67,804	39,744
Income from regular activities from contracts with customers	13,832	6,472
Investment properties (**)	11,763	12,120
Pending transactions	3,330	3,058
Other provided cash collateral	3,323	5,299
Accumulated impairment in respect of other assets receivable	(618)	(882)
Other Assets	20,242	19,882
Total	1,186,013	814,117

(*)	Correspond to fixed assets to be delivered under the financial lease modality.

Estimated useful lives applied by the Bank are presented in Note No. 2(m) Property and equipment.

(**)	As of December 31, 2023, the fair value of the investment properties held by the Bank is Ch$61,041 million (Ch$58,721 million as of December 31, 2022).